Taxes - Schedule of detailed information about changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Net deferred income tax asset, beginning of the year	$ 7,178	$ 10,571
Deferred income tax expense	(3,758)	(823)
Effect of foreign exchange	(77)	(2,570)
Net deferred income tax asset, end of the year	$ 3,343	$ 7,178